Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,443,280
Previously Paid Amount	0.00
Total Fee Amount	1,718.42
Total Offset Amount	0.00
Net Fee	1,718.42
Narrative - Max Aggregate Offering Price	$ 12,443,280
Final Prospectus	true